Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	12 Months Ended
Jun. 30, 2021
Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives of the assets	4 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives of the assets,description	Shorter of the remaining lease terms or estimated useful lives
Minimum [Member] | Office equipment and furnishing [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives of the assets	3 years
Maximum [Member] | Office equipment and furnishing [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Estimated useful lives of the assets	5 years